Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	84 Months Ended	92 Months Ended	116 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000074410
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000074409
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021505
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000021506
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021503
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000021504
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021509
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000021510
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021513
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000021514
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021511
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000021512
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021449
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000021450
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000034664
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000034665
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021443
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000021444
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000099470
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000112680
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021469
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000147921
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000076205
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000076206
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000197833
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000182874
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021483
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000021484
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000099475
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000099476
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000075538
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000197834
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000182875
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021495
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000021496
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021475
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000021476
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021501
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000021502
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021451
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000021452
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000021487
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Initial Class
C000021488
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
C000154895
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Class
Without Sales Load [Member] | C000074410
Average Annual Return [Line Items]
Average Annual Return, Percent	15.16%	8.00%				8.21%
Without Sales Load [Member] | C000074409
Average Annual Return [Line Items]
Average Annual Return, Percent	14.85%	7.73%				7.95%
Without Sales Load [Member] | C000021505
Average Annual Return [Line Items]
Average Annual Return, Percent	14.39%	9.29%				9.71%
Without Sales Load [Member] | C000021506
Average Annual Return [Line Items]
Average Annual Return, Percent	14.07%	9.02%				9.44%
Without Sales Load [Member] | C000021503
Average Annual Return [Line Items]
Average Annual Return, Percent	5.72%	2.49%				3.65%
Without Sales Load [Member] | C000021504
Average Annual Return [Line Items]
Average Annual Return, Percent	5.52%	2.25%				3.39%
Without Sales Load [Member] | C000021509
Average Annual Return [Line Items]
Average Annual Return, Percent	16.37%	10.11%				9.01%
Without Sales Load [Member] | C000021510
Average Annual Return [Line Items]
Average Annual Return, Percent	16.10%	9.82%				8.75%
Without Sales Load [Member] | C000021513
Average Annual Return [Line Items]
Average Annual Return, Percent	11.05%	6.19%				6.51%
Without Sales Load [Member] | C000021514
Average Annual Return [Line Items]
Average Annual Return, Percent	10.70%	5.91%				6.23%
Without Sales Load [Member] | C000021511
Average Annual Return [Line Items]
Average Annual Return, Percent	8.02%	3.99%				4.91%
Without Sales Load [Member] | C000021512
Average Annual Return [Line Items]
Average Annual Return, Percent	7.70%	3.73%				4.64%
Without Sales Load [Member] | C000021449
Average Annual Return [Line Items]
Average Annual Return, Percent	24.23%	15.15%				12.89%
Without Sales Load [Member] | C000021450
Average Annual Return [Line Items]
Average Annual Return, Percent	23.90%	14.87%				12.61%
Without Sales Load [Member] | C000034664
Average Annual Return [Line Items]
Average Annual Return, Percent	2.03%	2.95%				3.86%
Without Sales Load [Member] | C000034665
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%	2.69%				3.61%
Without Sales Load [Member] | C000021443
Average Annual Return [Line Items]
Average Annual Return, Percent	4.44%	2.68%				3.50%
Without Sales Load [Member] | C000021444
Average Annual Return [Line Items]
Average Annual Return, Percent	4.24%	2.42%				3.24%
Without Sales Load [Member] | C000099470
Average Annual Return [Line Items]
Average Annual Return, Percent	3.47%	2.34%				4.14%
Without Sales Load [Member] | C000112680
Average Annual Return [Line Items]
Average Annual Return, Percent	14.94%	8.38%				6.77%
Without Sales Load [Member] | C000021469
Average Annual Return [Line Items]
Average Annual Return, Percent	44.24%	12.99%				14.32%
Without Sales Load [Member] | C000147921
Average Annual Return [Line Items]
Average Annual Return, Percent	5.06%	1.83%				2.37%
Without Sales Load [Member] | C000076205
Average Annual Return [Line Items]
Average Annual Return, Percent	7.27%	5.32%				5.30%
Without Sales Load [Member] | C000076206
Average Annual Return [Line Items]
Average Annual Return, Percent	6.78%	5.04%				5.02%
Without Sales Load [Member] | C000197833
Average Annual Return [Line Items]
Average Annual Return, Percent	3.32%	4.67%	3.36%
Without Sales Load [Member] | C000182874
Average Annual Return [Line Items]
Average Annual Return, Percent	3.15%	4.39%		4.83%
Without Sales Load [Member] | C000021483
Average Annual Return [Line Items]
Average Annual Return, Percent	14.94%	9.16%				8.41%
Without Sales Load [Member] | C000021484
Average Annual Return [Line Items]
Average Annual Return, Percent	14.64%	8.89%				8.15%
Without Sales Load [Member] | C000099475
Average Annual Return [Line Items]
Average Annual Return, Percent	2.07%	1.90%				2.11%
Without Sales Load [Member] | C000099476
Average Annual Return [Line Items]
Average Annual Return, Percent	1.82%	1.63%				1.85%
Without Sales Load [Member] | C000075538
Average Annual Return [Line Items]
Average Annual Return, Percent	(29.96%)	(30.15%)				(26.11%)
Without Sales Load [Member] | C000197834
Average Annual Return [Line Items]
Average Annual Return, Percent	24.82%	14.34%	12.99%
Without Sales Load [Member] | C000182875
Average Annual Return [Line Items]
Average Annual Return, Percent	24.54%	14.06%		13.92%
Without Sales Load [Member] | C000021495
Average Annual Return [Line Items]
Average Annual Return, Percent	8.86%	8.38%				8.51%
Without Sales Load [Member] | C000021496
Average Annual Return [Line Items]
Average Annual Return, Percent	8.56%	8.11%				8.24%
Without Sales Load [Member] | C000021475
Average Annual Return [Line Items]
Average Annual Return, Percent	12.78%	7.86%				9.65%
Without Sales Load [Member] | C000021476
Average Annual Return [Line Items]
Average Annual Return, Percent	12.61%	7.61%				9.38%
Without Sales Load [Member] | C000021501
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%	4.31%				4.74%
Without Sales Load [Member] | C000021502
Average Annual Return [Line Items]
Average Annual Return, Percent	3.11%	4.05%				4.48%
Without Sales Load [Member] | C000021451
Average Annual Return [Line Items]
Average Annual Return, Percent	8.48%	7.63%				7.35%
Without Sales Load [Member] | C000021452
Average Annual Return [Line Items]
Average Annual Return, Percent	8.09%	7.33%				7.07%
Without Sales Load [Member] | C000021487
Average Annual Return [Line Items]
Average Annual Return, Percent	28.99%	15.82%				15.30%
Without Sales Load [Member] | C000021488
Average Annual Return [Line Items]
Average Annual Return, Percent	28.69%	15.54%				15.01%
Without Sales Load [Member] | C000154895
Average Annual Return [Line Items]
Average Annual Return, Percent	14.37%	5.69%			5.75%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%				13.10%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%				13.10%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)				1.35%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)				1.35%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%				13.10%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%				13.10%
TAM INDEX: MSCI WORLD EX-U.S. INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index ex-U.S.
Average Annual Return, Percent	5.26%	5.64%				5.80%
TAM INDEX: MSCI WORLD EX-U.S. INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index ex-U.S.
Average Annual Return, Percent	5.26%	5.64%				5.80%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)				1.35%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)				1.35%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)				1.35%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%				13.10%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	17.49%	10.06%				9.23%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	17.49%	10.06%				9.23%
TAM INDEX: MSCI ALL COUNTRY WORLD INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	17.49%	10.06%				9.23%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	4.35%	5.24%	4.19%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	4.35%	5.24%		6.00%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%				13.10%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%				13.10%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	2.04%	0.06%				1.73%
TAM INDEX: BLOOMBERG US UNIVERSAL BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Universal Bond Index
Average Annual Return, Percent	2.04%	0.06%				1.73%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%				13.10%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%	13.32%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%		14.45%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	4.35%	5.24%				5.71%
TAM INDEX: MSCI EAFE INDEX TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	4.35%	5.24%				5.71%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
TAM INDEX: S&P 500®
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.53%			13.35%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)				1.35%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)				1.35%
TAM INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	22.10%	11.47%				11.54%
TAM INDEX: RUSSELL MIDCAP® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	22.10%	11.47%				11.54%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
TAM INDEX: FT WILSHIRE 5000 FULL CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Full Cap Index℠
Average Annual Return, Percent	24.18%	13.75%				12.35%
TAM INDEX: FT WILSHIRE 5000 FULL CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Full Cap Index℠
Average Annual Return, Percent	24.18%	13.75%				12.35%
TAM INDEX: FT WILSHIRE 5000 FULL CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Full Cap Index℠
Average Annual Return, Percent	24.18%	13.75%				12.35%
TAM INDEX: FT WILSHIRE 5000 FULL CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Full Cap Index℠
Average Annual Return, Percent	24.18%	13.75%				12.35%
TAM INDEX: FT WILSHIRE 5000 FULL CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Full Cap Index℠
Average Annual Return, Percent	24.18%	13.75%				12.35%
TAM INDEX: FT WILSHIRE 5000 FULL CAP INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FT Wilshire 5000 Full Cap Index℠
Average Annual Return, Percent	24.18%	13.75%				12.35%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)				1.35%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)				1.35%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
TAM INDEX: RUSSELL 3000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.86%				12.55%
TAM INDEX: RUSSELL 1000® INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%	14.28%				12.87%
TAM INDEX: BLOOMBERG US GOVERNMENT 5-10 YEAR INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government 5-10 Year Index
Average Annual Return, Percent	0.25%	(0.69%)				1.02%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%	18.96%				16.78%
Transamerica Morgan Stanley Global Allocation managed Risk - Bal
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Blended Benchmark
Average Annual Return, Percent	7.56%	4.37%				5.13%
Transamerica Morgan Stanley Global Allocation VP Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Morgan Stanley Global Allocation VP Blended Benchmark
Average Annual Return, Percent	9.49%	5.53%				6.08%
Transamerica Morgan Stanley Global Allocation VP Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica Morgan Stanley Global Allocation VP Blended Benchmark
Average Annual Return, Percent	9.49%	5.53%				6.08%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)				1.35%
TAM INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)				1.35%
TAM INDEX: BLOOMBERG US TREASURY INFLATION PROTECTED SECURITIES INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent	1.83%	1.87%				2.24%
TAM INDEX: BLOOMBERG US TREASURY INFLATION PROTECTED SECURITIES INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Treasury Inflation Protected Securities Index
Average Annual Return, Percent	1.83%	1.87%				2.24%
TAM INDEX: RUSSELL 2500TM VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Average Annual Return, Percent	10.98%	8.44%				7.81%
TAM INDEX: RUSSELL 2500TM VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Value Index
Average Annual Return, Percent	10.98%	8.44%				7.81%
TAM INDEX: MSCI U.S. SMALL CAP GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Growth Index
Average Annual Return, Percent	12.35%	9.14%				9.32%
TAM INDEX: MSCI U.S. SMALL CAP GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI U.S. Small Cap Growth Index
Average Annual Return, Percent	12.35%	9.14%				9.32%
TAM INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	13.07%	8.59%				8.10%
TAM INDEX: RUSSELL MIDCAP® VALUE INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	13.07%	8.59%				8.10%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%	18.96%				16.78%
TAM INDEX: RUSSELL 1000® GROWTH INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%	18.96%				16.78%
Transamerica American Funds Managed Risk Blended Benchmark
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Transamerica American Funds Managed Risk VP Blended Benchmark
Average Annual Return, Percent	15.04%	8.67%			8.63%